Environmental Trust Funds - Schedule of Environmental Trust Funds (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Environmental Trust Funds [abstract]
Balance at beginning of the year	$ 60.8	[1]	$ 55.5
Contributions from continuing operations	7.1		7.7
Interest earned	0.7		0.6	[1]	$ 0.5	[1]
Translation adjustment	0.9		(3.0)
Balance at end of the year	$ 69.5		$ 60.8	[1]	$ 55.5

[1]	Refer note 42.